Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Jet Token, Inc. [Member]
Schedule Of Other Assets

Other assets consisted of the following:

	2022	2021
Aircraft Deposit	$-	$350,000
Deposits	73,226	13,714
Lease Maintenance Reserve	689,750	689,750
Lease Financing Costs	-	69,325
Total Other Assets	$762,976	$1,122,789